Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of maturity of operating lease liability
Maturity of Lease Liability for fiscal year ended March 31,
2021	$222
2022	$191
2023	$169
2024	$132
2025	$18

Total lease payments	$732

Schedule of amortization of the right of use asset
Amortization of the right of use asset for fiscal year ended March 31,
2021	$218
2022	$187
2023	$168
2024	$140
2025	$18

Total lease payments	$731